Accounting Policies Applied - Summary of Pre-tax Discount Rates (Detail)	Dec. 31, 2018
Argentina | Argentine peso [Member] | Bottom of range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	22.90%
Argentina | Argentine peso [Member] | Top of Range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	36.40%
Brazil | Brazilian Reals [Member] | Bottom of range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	9.10%
Brazil | Brazilian Reals [Member] | Top of Range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	21.30%
Peru | Peruvian sol [Member] | Bottom of range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	7.20%
Peru | Peruvian sol [Member] | Top of Range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	12.10%
Colombia | Colombian peso [Member] | Bottom of range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	7.90%
Colombia | Colombian peso [Member] | Top of Range
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Pre-tax discount rates	12.90%